LINE OF CREDIT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
LINE OF CREDIT [Abstract]
Schedule of Deferred Costs

The summary below shows the activity related to all deferred financing fees related to the line of credit as of September 30, 2014:

Balance at January 1, 2014	$53,490
Add: financing fees paid	54,167
Less: amortization of deferred financing costs	(107,657)
-
Less: current maturities	-
Long-term deferred financing costs

The Company paid a total of $79,898 in various financing fees which are amortized over the two year life of the line of credit.  A summary is shown below:

Balance at January 1, 2013	$-
Add: financing fees paid	79,898
Less: amortization of deferred financing costs	(26,408)
53,490
Less: current maturities	(33,541)
Long-term deferred financing costs	$19,949